Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Supplement dated January 16, 2009, to the Statement of Additional Information dated February 1, 2008,

as previously supplemented on April 1, 2008, July 18, 2008, August 1, 2008, October 1, 2008,

November 1, 2008 and December 29, 2008.

This supplement contains important information about the Funds of Wells Fargo Funds Trust (the “Trust”) referenced above.

At its May 2008 meeting, the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board”) unanimously appointed Messrs. Isaiah Harris, Jr. and Mr. David F. Larcker to serve as members of the Advisory Board of the Trust effective on November 1, 2008, and nominated them to serve as Trustees of the Board, subject to election by shareholders if and at such time as a shareholders meeting would be called and held for such election. A special meeting of the shareholders of the Trust has been called and is expected to be held on February 27, 2009, for the purpose of enabling shareholders of record to vote on their election and the election of the other five nominees to the Board (all of whom are current independent Trustees): Mr. Peter G. Gordon, Ms. Judith M. Johnson, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. If the slate of nominees is elected, effective April 1, 2009, the Board will consist of seven Trustees, all of whom will be independent Trustees of the Trust. A Notice of Internet Availability of Proxy Materials (the “Notice”) was mailed to record date shareholders on or about January 14, 2009. The Notice also confirms the time and location of the special meeting of shareholders, instructs shareholders on how to access and review proxy materials and vote their shares on the Internet, and provides a toll-free number that shareholders may call to request a paper or electronic copy of proxy materials without charge.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM – SERIES G

Supplement dated January 16, 2009, to the Statement of Additional Information dated April 15, 2008,

as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008 and December 29, 2008.

This supplement contains important information about the Funds of Wells Fargo Funds Trust (the “Trust”) referenced above.

At its May 2008 meeting, the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board”) unanimously appointed Messrs. Isaiah Harris, Jr. and Mr. David F. Larcker to serve as members of the Advisory Board of the Trust effective on November 1, 2008, and nominated them to serve as Trustees of the Board, subject to election by shareholders if and at such time as a shareholders meeting would be called and held for such election. A special meeting of the shareholders of the Trust has been called and is expected to be held on February 27, 2009, for the purpose of enabling shareholders of record to vote on their election and the election of the other five nominees to the Board (all of whom are current independent Trustees): Mr. Peter G. Gordon, Ms. Judith M. Johnson, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. If the slate of nominees is elected, effective April 1, 2009, the Board will consist of seven Trustees, all of whom will be independent Trustees of the Trust. A Notice of Internet Availability of Proxy Materials (the “Notice”) was mailed to record date shareholders on or about January 14, 2009. The Notice also confirms the time and location of the special meeting of shareholders, instructs shareholders on how to access and review proxy materials and vote their shares on the Internet, and provides a toll-free number that shareholders may call to request a paper or electronic copy of proxy materials without charge.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM – SERIES M

Supplement dated January 16, 2009, to the Statement of Additional Information dated April 15, 2008,

as previously supplemented on May 9, 2008, August 1, 2008, October 1, 2008, November 1, 2008 and

December 29, 2008.

This supplement contains important information about the Funds of Wells Fargo Funds Trust (the “Trust”) referenced above.

At its May 2008 meeting, the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board”) unanimously appointed Messrs. Isaiah Harris, Jr. and Mr. David F. Larcker to serve as members of the Advisory Board of the Trust effective on November 1, 2008, and nominated them to serve as Trustees of the Board, subject to election by shareholders if and at such time as a shareholders meeting would be called and held for such election. A special meeting of the shareholders of the Trust has been called and is expected to be held on February 27, 2009, for the purpose of enabling shareholders of record to vote on their election and the election of the other five nominees to the Board (all of whom are current independent Trustees): Mr. Peter G. Gordon, Ms. Judith M. Johnson, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. If the slate of nominees is elected, effective April 1, 2009, the Board will consist of seven Trustees, all of whom will be independent Trustees of the Trust. A Notice of Internet Availability of Proxy Materials (the “Notice”) was mailed to record date shareholders on or about January 14, 2009. The Notice also confirms the time and location of the special meeting of shareholders, instructs shareholders on how to access and review proxy materials and vote their shares on the Internet, and provides a toll-free number that shareholders may call to request a paper or electronic copy of proxy materials without charge.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

Supplement dated January 16, 2009, to the Statement of Additional Information dated July 1, 2008,

as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008 and December 29, 2008.

This supplement contains important information about the Funds of Wells Fargo Funds Trust (the “Trust”) referenced above.

At its May 2008 meeting, the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board”) unanimously appointed Messrs. Isaiah Harris, Jr. and Mr. David F. Larcker to serve as members of the Advisory Board of the Trust effective on November 1, 2008, and nominated them to serve as Trustees of the Board, subject to election by shareholders if and at such time as a shareholders meeting would be called and held for such election. A special meeting of the shareholders of the Trust has been called and is expected to be held on February 27, 2009, for the purpose of enabling shareholders of record to vote on their election and the election of the other five nominees to the Board (all of whom are current independent Trustees): Mr. Peter G. Gordon, Ms. Judith M. Johnson, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. If the slate of nominees is elected, effective April 1, 2009, the Board will consist of seven Trustees, all of whom will be independent Trustees of the Trust. A Notice of Internet Availability of Proxy Materials (the “Notice”) was mailed to record date shareholders on or about January 14, 2009. The Notice also confirms the time and location of the special meeting of shareholders, instructs shareholders on how to access and review proxy materials and vote their shares on the Internet, and provides a toll-free number that shareholders may call to request a paper or electronic copy of proxy materials without charge.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

WELLS FARGO ADVANTAGE INDEX FUND

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND

Supplement dated January 16, 2009, to the Statement of Additional Information dated June 20, 2008,

as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008 and December 29, 2008.

This supplement contains important information about the Funds of Wells Fargo Funds Trust (the “Trust”) referenced above.

At its May 2008 meeting, the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board”) unanimously appointed Messrs. Isaiah Harris, Jr. and Mr. David F. Larcker to serve as members of the Advisory Board of the Trust effective on November 1, 2008, and nominated them to serve as Trustees of the Board, subject to election by shareholders if and at such time as a shareholders meeting would be called and held for such election. A special meeting of the shareholders of the Trust has been called and is expected to be held on February 27, 2009, for the purpose of enabling shareholders of record to vote on their election and the election of the other five nominees to the Board (all of whom are current independent Trustees): Mr. Peter G. Gordon, Ms. Judith M. Johnson, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. If the slate of nominees is elected, effective April 1, 2009, the Board will consist of seven Trustees, all of whom will be independent Trustees of the Trust. A Notice of Internet Availability of Proxy Materials (the “Notice”) was mailed to record date shareholders on or about January 14, 2009. The Notice also confirms the time and location of the special meeting of shareholders, instructs shareholders on how to access and review proxy materials and vote their shares on the Internet, and provides a toll-free number that shareholders may call to request a paper or electronic copy of proxy materials without charge.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated January 16, 2009, to the Statement of Additional Information dated October 1, 2008,

as previously supplemented on November 1, 2008, November 17, 2008 and December 29, 2008.

This supplement contains important information about the Funds of Wells Fargo Funds Trust (the “Trust”) referenced above.

At its May 2008 meeting, the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board”) unanimously appointed Messrs. Isaiah Harris, Jr. and Mr. David F. Larcker to serve as members of the Advisory Board of the Trust effective on November 1, 2008, and nominated them to serve as Trustees of the Board, subject to election by shareholders if and at such time as a shareholders meeting would be called and held for such election. A special meeting of the shareholders of the Trust has been called and is expected to be held on February 27, 2009, for the purpose of enabling shareholders of record to vote on their election and the election of the other five nominees to the Board (all of whom are current independent Trustees): Mr. Peter G. Gordon, Ms. Judith M. Johnson, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. If the slate of nominees is elected, effective April 1, 2009, the Board will consist of seven Trustees, all of whom will be independent Trustees of the Trust. A Notice of Internet Availability of Proxy Materials (the “Notice”) was mailed to record date shareholders on or about January 14, 2009. The Notice also confirms the time and location of the special meeting of shareholders, instructs shareholders on how to access and review proxy materials and vote their shares on the Internet, and provides a toll-free number that shareholders may call to request a paper or electronic copy of proxy materials without charge.

Effective immediately, under the “Permitted Investment Activities and Certain Associated Risks” section, the “U.S. Government Obligations” paragraph on page 13 is hereby replaced with the following:

U.S. Government Obligations

U.S. Government obligations include U.S. Treasury obligations issued by the U.S. Government and securities issued by U.S. Government agencies or government-sponsored entities. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation (FDIC), an independent agency of the U.S. Government, through the FDIC’s Temporary Liquidity Guarantee Program (TLGP). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009, by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (FDIC-backed debt). The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Supplement dated January 16, 2009, to the Statement of Additional Information dated April 1, 2008,

as previously supplemented on July 18, 2008, August 1, 2008, October 1, 2008, November 1, 2008 and

December 29, 2008.

This supplement contains important information about the Funds of Wells Fargo Funds Trust (the “Trust”) referenced above.

At its May 2008 meeting, the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board”) unanimously appointed Messrs. Isaiah Harris, Jr. and Mr. David F. Larcker to serve as members of the Advisory Board of the Trust effective on November 1, 2008, and nominated them to serve as Trustees of the Board, subject to election by shareholders if and at such time as a shareholders meeting would be called and held for such election. A special meeting of the shareholders of the Trust has been called and is expected to be held on February 27, 2009, for the purpose of enabling shareholders of record to vote on their election and the election of the other five nominees to the Board (all of whom are current independent Trustees): Mr. Peter G. Gordon, Ms. Judith M. Johnson, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. If the slate of nominees is elected, effective April 1, 2009, the Board will consist of seven Trustees, all of whom will be independent Trustees of the Trust. A Notice of Internet Availability of Proxy Materials (the “Notice”) was mailed to record date shareholders on or about January 14, 2009. The Notice also confirms the time and location of the special meeting of shareholders, instructs shareholders on how to access and review proxy materials and vote their shares on the Internet, and provides a toll-free number that shareholders may call to request a paper or electronic copy of proxy materials without charge.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Supplement dated January 16, 2009, to the Statement of Additional Information dated December 1, 2008,

as previously supplemented on December 12, 2008 and December 29, 2008.

This supplement contains important information about the Funds of Wells Fargo Funds Trust (the “Trust”) referenced above.

At its May 2008 meeting, the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board”) unanimously appointed Messrs. Isaiah Harris, Jr. and Mr. David F. Larcker to serve as members of the Advisory Board of the Trust effective on November 1, 2008, and nominated them to serve as Trustees of the Board, subject to election by shareholders if and at such time as a shareholders meeting would be called and held for such election. A special meeting of the shareholders of the Trust has been called and is expected to be held on February 27, 2009, for the purpose of enabling shareholders of record to vote on their election and the election of the other five nominees to the Board (all of whom are current independent Trustees): Mr. Peter G. Gordon, Ms. Judith M. Johnson, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. If the slate of nominees is elected, effective April 1, 2009, the Board will consist of seven Trustees, all of whom will be independent Trustees of the Trust. A Notice of Internet Availability of Proxy Materials (the “Notice”) was mailed to record date shareholders on or about January 14, 2009. The Notice also confirms the time and location of the special meeting of shareholders, instructs shareholders on how to access and review proxy materials and vote their shares on the Internet, and provides a toll-free number that shareholders may call to request a paper or electronic copy of proxy materials without charge.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUNDSM

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

Supplement dated January 16, 2009, to the Statement of Additional Information dated July 1, 2008,

as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008 and December 29, 2008.

This supplement contains important information about the Funds of Wells Fargo Funds Trust (the “Trust”) referenced above.

At its May 2008 meeting, the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board”) unanimously appointed Messrs. Isaiah Harris, Jr. and Mr. David F. Larcker to serve as members of the Advisory Board of the Trust effective on November 1, 2008, and nominated them to serve as Trustees of the Board, subject to election by shareholders if and at such time as a shareholders meeting would be called and held for such election. A special meeting of the shareholders of the Trust has been called and is expected to be held on February 27, 2009, for the purpose of enabling shareholders of record to vote on their election and the election of the other five nominees to the Board (all of whom are current independent Trustees): Mr. Peter G. Gordon, Ms. Judith M. Johnson, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. If the slate of nominees is elected, effective April 1, 2009, the Board will consist of seven Trustees, all of whom will be independent Trustees of the Trust. A Notice of Internet Availability of Proxy Materials (the “Notice”) was mailed to record date shareholders on or about January 14, 2009. The Notice also confirms the time and location of the special meeting of shareholders, instructs shareholders on how to access and review proxy materials and vote their shares on the Internet, and provides a toll-free number that shareholders may call to request a paper or electronic copy of proxy materials without charge.

Effective immediately, the Statement of Additional Information regarding the above-referenced Funds is amended as follows:

The following replaces the current U.S. Government and U.S. Treasury Obligations section on page 9 of the Statement of Additional Information.

U.S. Government Obligations

U.S. Government obligations include U.S. Treasury obligations issued by the U.S. Government and securities issued by U.S. Government agencies or government-sponsored entities. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation (FDIC), an independent agency of the U.S. Government, through the FDIC’s Temporary Liquidity Guarantee Program (TLGP). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009, by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (FDIC-backed debt). The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVATNAGE WISCONSIN TAX-FREE FUND

Supplement dated January 16, 2009, to the Statement of Additional Information dated November 1, 2008, as previously supplement on November 17, 2008 and December 29, 2008.

This supplement contains important information about the Funds of Wells Fargo Funds Trust (the “Trust”) referenced above.

At its May 2008 meeting, the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board”) unanimously appointed Messrs. Isaiah Harris, Jr. and Mr. David F. Larcker to serve as members of the Advisory Board of the Trust effective on November 1, 2008, and nominated them to serve as Trustees of the Board, subject to election by shareholders if and at such time as a shareholders meeting would be called and held for such election. A special meeting of the shareholders of the Trust has been called and is expected to be held on February 27, 2009, for the purpose of enabling shareholders of record to vote on their election and the election of the other five nominees to the Board (all of whom are current independent Trustees): Mr. Peter G. Gordon, Ms. Judith M. Johnson, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. If the slate of nominees is elected, effective April 1, 2009, the Board will consist of seven Trustees, all of whom will be independent Trustees of the Trust. A Notice of Internet Availability of Proxy Materials (the “Notice”) was mailed to record date shareholders on or about January 14, 2009. The Notice also confirms the time and location of the special meeting of shareholders, instructs shareholders on how to access and review proxy materials and vote their shares on the Internet, and provides a toll-free number that shareholders may call to request a paper or electronic copy of proxy materials without charge.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated January 16, 2009, to the Statement of Additional Information dated June 20, 2008, as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008, December 1, 2008 and December 29, 2008.

This supplement contains important information about the Funds of Wells Fargo Funds Trust (the “Trust”) referenced above.

At its May 2008 meeting, the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board”) unanimously appointed Messrs. Isaiah Harris, Jr. and Mr. David F. Larcker to serve as members of the Advisory Board of the Trust effective on November 1, 2008, and nominated them to serve as Trustees of the Board, subject to election by shareholders if and at such time as a shareholders meeting would be called and held for such election. A special meeting of the shareholders of the Trust has been called and is expected to be held on February 27, 2009, for the purpose of enabling shareholders of record to vote on their election and the election of the other five nominees to the Board (all of whom are current independent Trustees): Mr. Peter G. Gordon, Ms. Judith M. Johnson, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. If the slate of nominees is elected, effective April 1, 2009, the Board will consist of seven Trustees, all of whom will be independent Trustees of the Trust. A Notice of Internet Availability of Proxy Materials (the “Notice”) was mailed to record date shareholders on or about January 14, 2009. The Notice also confirms the time and location of the special meeting of shareholders, instructs shareholders on how to access and review proxy materials and vote their shares on the Internet, and provides a toll-free number that shareholders may call to request a paper or electronic copy of proxy materials without charge.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUNDSM

Supplement dated January 16, 2009, to the Statement of Additional Information dated October 1, 2008, as previously supplemented on November 1, 2008 and December 29, 2008.

This supplement contains important information about the Funds of Wells Fargo Funds Trust (the “Trust”) referenced above.

At its May 2008 meeting, the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board”) unanimously appointed Messrs. Isaiah Harris, Jr. and Mr. David F. Larcker to serve as members of the Advisory Board of the Trust effective on November 1, 2008, and nominated them to serve as Trustees of the Board, subject to election by shareholders if and at such time as a shareholders meeting would be called and held for such election. A special meeting of the shareholders of the Trust has been called and is expected to be held on February 27, 2009, for the purpose of enabling shareholders of record to vote on their election and the election of the other five nominees to the Board (all of whom are current independent Trustees): Mr. Peter G. Gordon, Ms. Judith M. Johnson, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. If the slate of nominees is elected, effective April 1, 2009, the Board will consist of seven Trustees, all of whom will be independent Trustees of the Trust. A Notice of Internet Availability of Proxy Materials (the “Notice”) was mailed to record date shareholders on or about January 14, 2009. The Notice also confirms the time and location of the special meeting of shareholders, instructs shareholders on how to access and review proxy materials and vote their shares on the Internet, and provides a toll-free number that shareholders may call to request a paper or electronic copy of proxy materials without charge.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Supplement dated January 16, 2009, to the Statement of Additional Information dated June 20, 2008, as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008 and December 29, 2008.

This supplement contains important information about the Funds of Wells Fargo Funds Trust (the “Trust”) referenced above.

At its May 2008 meeting, the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board”) unanimously appointed Messrs. Isaiah Harris, Jr. and Mr. David F. Larcker to serve as members of the Advisory Board of the Trust effective on November 1, 2008, and nominated them to serve as Trustees of the Board, subject to election by shareholders if and at such time as a shareholders meeting would be called and held for such election. A special meeting of the shareholders of the Trust has been called and is expected to be held on February 27, 2009, for the purpose of enabling shareholders of record to vote on their election and the election of the other five nominees to the Board (all of whom are current independent Trustees): Mr. Peter G. Gordon, Ms. Judith M. Johnson, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. If the slate of nominees is elected, effective April 1, 2009, the Board will consist of seven Trustees, all of whom will be independent Trustees of the Trust. A Notice of Internet Availability of Proxy Materials (the “Notice”) was mailed to record date shareholders on or about January 14, 2009. The Notice also confirms the time and location of the special meeting of shareholders, instructs shareholders on how to access and review proxy materials and vote their shares on the Internet, and provides a toll-free number that shareholders may call to request a paper or electronic copy of proxy materials without charge.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated January 16, 2009, to the Statement of Additional Information dated October 1, 2008,

as previously supplemented on November 1, 2008 and December 29, 2008.

This supplement contains important information about the Funds of Wells Fargo Funds Trust (the “Trust”) referenced above.

At its May 2008 meeting, the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board”) unanimously appointed Messrs. Isaiah Harris, Jr. and Mr. David F. Larcker to serve as members of the Advisory Board of the Trust effective on November 1, 2008, and nominated them to serve as Trustees of the Board, subject to election by shareholders if and at such time as a shareholders meeting would be called and held for such election. A special meeting of the shareholders of the Trust has been called and is expected to be held on February 27, 2009, for the purpose of enabling shareholders of record to vote on their election and the election of the other five nominees to the Board (all of whom are current independent Trustees): Mr. Peter G. Gordon, Ms. Judith M. Johnson, Ms. Olivia S. Mitchell, Mr. Timothy J. Penny and Mr. Donald C. Willeke. If the slate of nominees is elected, effective April 1, 2009, the Board will consist of seven Trustees, all of whom will be independent Trustees of the Trust. A Notice of Internet Availability of Proxy Materials (the “Notice”) was mailed to record date shareholders on or about January 14, 2009. The Notice also confirms the time and location of the special meeting of shareholders, instructs shareholders on how to access and review proxy materials and vote their shares on the Internet, and provides a toll-free number that shareholders may call to request a paper or electronic copy of proxy materials without charge.